Other intangible assets (Details 1) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Disclosure of detailed information about intangible assets [line items]
Beginning balance		₨ 27,659		₨ 44,367
Ending balance		35,648	$ 487	27,659
In-process research and development assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		10,987		24,610
Add: Additions during the year	[1]	3,557		950
Less: Capitalizations during the year	[2]	0		(2,530)
Less: Impairments during the year		(8,099)		(13,379)
Effect of changes in exchange rates		(332)		1,336
Ending balance		₨ 6,113		₨ 10,987

[1]	During the year ended March 31, 2021, the additions include Rs.3,291 representing the expenditure for purchase of intellectual property rights relating to Xeglyze® forming part of the Company’s Proprietary Products segment. During the year ended March 31, 2020, the Company acquired a portfolio of approved, non-marketed Abbreviated New Drug Applications (“ANDAs”) in the United States from Teva for a total consideration of Rs.277. The Company recognized these ANDAs acquired as product related intangibles.
[2]	During the year ended March 31, 2020, the product ramelteon was available for use and are subject to amortization. Accordingly, the Company reclassified the amount from IPR&D to product related intangibles.